UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund

Portfolio of Investments

December 31, 2007 (unaudited)

COMMON STOCKS — LONG	Shares or Principal Amount	Value

ENERGY — 17.5%
Chevron Corporation	275,000	$25,665,750
ConocoPhillips†	933,800	82,454,540
ENSCO International Incorporated†	1,125,000	67,072,500
Patterson-UTI Energy, Inc.	1,000,000	19,520,000
Plains Exploration & Production Co.*	130,000	7,020,000
Rowan Companies, Inc.	730,000	28,805,800
		$230,538,590
FINANCIAL SERVICES — 6.9%
Assurant, Inc.†	770,000	$51,513,000
Criteria CaixaCorp, S.A.*	700,000	5,278,000
Discover Financial Services	1,023,000	15,426,840
Interactive Data Corporation	175,000	5,776,750
Natixis	688,500	13,198,545
		$91,193,135
RETAILING — 5.8%
Charming Shoppes, Inc. *	2,031,000	$10,987,710
Circuit City Stores, Inc.	1,558,900	6,547,380
Foot Locker, Inc.	1,384,500	18,912,270
Ross Stores, Inc.	221,500	5,663,755
Wal-Mart Stores, Inc.	495,400	23,546,362
Zale Corporation*	650,000	10,439,000
		$76,096,477
AUTOMOTIVE — 5.1%
Group 1 Automotive, Inc.	860,200	$20,429,750
Magna International Inc. (Class A)†	350,000	28,150,500
Navistar International Corporation*	345,500	18,726,100
		$67,306,350
HEALTH CARE — 3.9%
Covidien Ltd.	791,900	$35,073,251
Omnicare, Inc.	734,600	16,756,226
		$51,829,477
UTILITIES — 3.5%
PG&E Corporation	160,000	$6,894,400
Reliant Energy, Inc.*	1,489,600	39,087,104
		$45,981,504
CONSUMER NON-DURABLE GOODS — 2.9%
Koninklijke Philips Electronics N.V.	845,000	$36,123,750
WestPoint International, Inc.*‡(1)	316,391	2,391,916
		$38,515,666
INDUSTRIAL PRODUCTS — 2.8%
AGCO Corporation*	333,400	$22,664,532
Owens Corning*	200,000	4,044,000
Trinity Industries, Inc.	375,150	10,414,164
		$37,122,696
SERVICE — 2.7%
Brink’s Company, The	257,500	$15,383,050
G&K Services, Inc.	306,600	11,503,632
Oesterreichische Post AG	250,000	8,750,000
		$35,636,682
AIRLINES — 1.9%
ACE Aviation Holdings Inc. (Class A)	695,800	$19,788,552
Aeroplan Income Fund‡	242,607	5,725,525
		$25,514,077

MULTI-INDUSTRY — 1.2%
Onex Corporation	441,400	$15,568,178
REAL ESTATE — 1.0%
Ventas, Inc.	280,000	$12,670,000
INVESTMENT COMPANIES — 0.5%
Ares Capital Corporation	435,300	$6,368,439
TOTAL COMMON STOCKS — 55.7% (Cost $557,247,295)		$734,341,271

PREFERRED STOCKS — 0.9% (Cost $11,064,370)
General Motors Corporation (Series B) — 5.25%	601,200	$11,579,112

BONDS & DEBENTURES

SHORT-TERM U.S. GOVERNMENT — 19.6%	$20,000,000	$19,905,320
U.S. Treasury Bill — 3.46% 2/28/08	50,000,000	49,732,450
U.S. Treasury Bill — 3.07% 3/6/08	100,000,000	99,396,500
U.S. Treasury Bill — 3.021% 3/13/08	90,000,000	89,389,620
U.S. Treasury Bill — 3.05% 3/20/08		$258,423,890

CORPORATE BONDS & DEBENTURES — 6.6%
Castle Holdco 4, Ltd. — 9.875% 2014 (floating rate)	$8,000,000	$12,132,000
Castle Holdco 4, Ltd. — 9.875% 2015	4,500,000	5,085,000
Dynegy-Roseton Danskamme — 7.27% 2010	811,496	821,640
Federal-Mogul Corporation — 7.82% 2030 (revolving debt)‡	2,942,363	2,942,363
First Data Corporation — 7.63375% 2014 (floating rate)‡	5,000,000	4,750,000
Goodman Global Holdings, Inc. — 7.875% 2012	15,970,000	16,528,950
Sally Holdings LLC —9.25% 2014	1,000,000	992,500
Sally Holdings LLC —10.5% 2016	24,000,000	23,640,000
Tenet Healthcare Corporation — 9.875% 2014	8,000,000	7,580,000
Valassis Communications, Inc. — 8.25% 2015	9,990,000	8,691,300
Western Financial Bank — 9.625% 2012	2,950,000	3,097,500
		$86,261,253

U.S. GOVERNMENT & AGENCIES — 5.7%
Federal Home Loan Mortgage Corporation — 5% 2018	$12,810,468	$12,843,647
Federal National Mortgage Association — 7.5% 2028	100,987	106,957
U.S. Treasury Note — 3.875% 2010†	15,000,000	15,307,031
U.S. Treasury Note — 4.375% 2010†	40,000,000	41,506,250
U.S. Treasury Inflation-Indexed Notes — 3.375% 2012†	5,294,700	5,779,910
		$75,543,795
TOTAL BONDS & DEBENTURES — 31.9% (Cost $419,929,799)		$420,228,938

TOTAL INVESTMENT SECURITIES — 88.5% (Cost $988,241,464)		$1,166,149,321

SHORT-TERM CORPORATE NOTES — 15.4%
General Electric Capital Corporation — 3.25% 1/2/08	$49,696,000	$49,691,514
International Lease Finance Corporation — 4.7% 1/7/08	49,022,000	48,983,599
Toyota Motor Credit Corporation — 4.29% 1/16/08	46,247,000	46,164,334
General Electric Capital Services, Inc. — 4.2% 1/17/08	39,782,000	39,707,740
Toyota Motor Credit Corporation — 4.22% 1/17/08	18,887,000	18,851,576
TOTAL SHORT-TERM CORPORATE NOTES (Cost $203,398,763)		$203,398,763

TOTAL INVESTMENTS — 103.9% (Cost $1,191,640,227)		$1,369,548,084

COMMON STOCKS — SHORT — (4.6)% (Proceeds $72,749,236)
Alliance Data Systems Corporation*	(35,000)	$(2,624,650)
American Capital Strategies, Ltd.	(156,000)	(5,141,760)
AutoNation, Inc.*	(246,700)	(3,863,322)
Brunswick Corporation	(157,000)	(2,676,850)
Capital One Financial Corporation	(153,000)	(7,230,780)
General Motors Corporation	(70,100)	(1,744,789)
IKON Office Solutions, Inc.	(235,000)	(3,059,700)
Jarden Corporation*	(102,900)	(2,429,469)
Landry’s Restaurants, Inc.	(124,900)	(2,460,530)
Lehman Brothers Holdings Inc.	(67,700)	(4,430,288)
L. G. Philips LCD Cp., Ltd. (ADR)*	(78,800)	(2,047,224)
LUKOIL OAO (ADR)	(61,900)	(5,354,350)
Marvel Enterprises, Inc.*	(155,000)	(4,140,050)
MBIA Inc.	(86,400)	(1,609,632)
PharMerica Corporation*	(425,100)	(5,900,388)
Taiwan Semiconductor Manufacturing Company Limited (ADR)	(288,030)	(2,868,779)
TCF Financial Corporation	(130,800)	(2,345,244)
West Marine, Inc.*	(115,000)	(1,032,700)
TOTAL COMMON STOCKS SHORT		$(60,960,505)

Other assets and liabilities, net — 0.7%		$9,634,050
TOTAL NET ASSETS — 100.0% (A)		$1,318,221,629

†     Security segregated as collateral for common stocks sold short.

*     Non-income producing securities

‡     Restricted securities. These securities constituted 1.2% of total net assets at December 31, 2007.

(1)  The WestPoint International, Inc. equity holding is illiquid and has been valued by the Board of Trustees in accordance with the Fund’s fair value procedures.

(A) The aggregate cost of investments and proceeds from securities sold short also approximate the aggregate cost and proceeds for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$277,165,502
Gross unrealized depreciation:	(87,468,914)
Net unrealized appreciation:	$189,696,588

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:       February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:       February 22, 2008

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:       February 22, 2008